SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020
Reserve Quantities [Line Items]
Goodwill	$ 17,675,063	$ 2,166,563	$ 2,166,563
Vital Intelligence Inc [Member]
Reserve Quantities [Line Items]
Number of units of Draganfly Inc.	$ 6,000,000
Fair value of units	$ 2.88
Fair value of units of Draganfly Inc.	$ 17,292,857
Fair value of cash portion of purchase price	488,659
Discount for inventory not received	(22,016)
Total	17,759,500
Identifiable intangible assets, Brand	540,000
Identifiable intangible assets, Software	1,711,000
Identifiable intangible assets	2,251,000
Goodwill	15,530,516
Reduction for inventory not received	(22,016)
Total consideration	$ 17,759,500